UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-00524

BNY Mellon Investment Funds III
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/2021

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon High Yield Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon High Yield Fund

SEMIANNUAL REPORT June 30, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2021 through June 30, 2021, as provided by Chris Barris and Kevin Cronk, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended June 30, 2021, BNY Mellon High Yield Fund’s Class A shares produced a total return of 3.07%, Class C shares returned 2.69%, and Class I shares returned 3.37%.1 In comparison, the ICE BofA Merrill Lynch U.S. High Yield Master II Constrained Index (the “Index”), the fund’s benchmark, achieved a total return of 3.70% over the same period.2

High-yield corporate bonds gained ground over the reporting period as COVID-19 restrictions were eased, and as previously stricken segments of the economy began to recover with continued fiscal and monetary support. The fund underperformed the Index on a net basis in part owing to more cautious security selection in the energy and Covid-sensitive sectors as well as an underweight in stressed securities that rallied sharply. This was partly offset by strong security selection in Healthcare and Homebuilders and an underweight in Utilities.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. At least 80% of the fund’s assets are invested in fixed-income securities that are rated below- investment-grade (“high-yield” or “junk” bonds) or are the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc.

In choosing securities, the fund’s portfolio managers seek to capture the higher, while managing credit risk and the volatility caused by interest-rate movements. The fund’s investment process involves a “top-down” approach to security selection. The fund looks at a variety of factors when assessing a potential investment, including the state of the industry or sector, the company’s financial strength and the company’s management. The fund also looks for companies that are under-leveraged, have positive free cash flow and are self-financing.

The fund may, but is not required to, use certain derivatives, such as options, futures, options on futures (including those relating to securities, foreign currencies, indices and interest rates), forward contracts and swap agreements (including interest-rate and credit-default swap agreements). The fund also may invest in collateralized debt obligations (CDOs). The fund may also make forward commitments, whereby it agrees to buy or sell a security in the future at a price agreed upon today.

High Yield Gains as the Pandemic Wanes

High-yield bonds gained ground as the coronavirus pandemic showed signs of easing during the first quarter of 2021. Although fresh lockdowns were enforced across several major economies, the accelerating rollout of COVID-19 vaccination programs and the promising results witnessed in the countries most advanced in this process bolstered the risk appetite of investors and encouraged them to discount wider economic reopening expected later in 2021. Cyclical industries saw the greatest gains, with the energy sector rising sharply on increasing oil and gas prices. Other sectors exposed to pandemic recovery, including theaters, cruise lines, airlines, restaurants and retail, benefited as well. By contrast, the influence of monetary accommodation, which undoubtedly provided critical support for financial asset prices, took a somewhat different turn. With reflation underway and an elevated pace of growth expected in the second half of the year, investors began to anticipate a dialing back of the exceptional levels of monetary stimulus witnessed over the prior 12 months. This contributed to a sharp rise in government-bond yields during the review period, with the long end of the U.S. Treasury market experiencing its worst quarter since 1980. The nature of fiscal stimulus also continued to evolve as President Biden formally announced his long-awaited $2 trillion infrastructure program to underpin and accelerate the U.S. recovery while also encompassing more strategic goals.

High-yield markets generally remained in positive territory during the second quarter of 2021, drawing strength from an impressive slate of U.S. economic data, robust corporate earnings and further evidence that vaccination programs were paving the way for a full reopening of economies. The inflation debate remained a high-profile and contentious issue, with a series of elevated data points prompting many to question the narrative that this phase would be transitory. While high-yield bonds and other areas of the fixed-income market with sufficient spread, such as floating-rate bank loans, weathered these inflation concerns, higher quality and more defensive areas of the fixed-income market continued to experience headwinds as a result.

Rising Expectations as Fundamentals Improve

The high-yield market compressed sharply during the first half of 2021, reflecting investors’ increasingly sanguine views on defaults and expectations of rising earnings as the economy continues to reopen. We share these views in light of robust capital market conditions and increasingly ready-access to capital. As earnings increase, we look to see improving credit statistics through the remainder of 2021.

Given this environment, as of the end of the period we have maintained the fund’s emphasis on issuers rated B, along with a select group rated CCC. Among industry sectors, we have found many of the most attractive opportunities in the areas of health care, home builders and building materials, and financials. The fund has also been selectively adding exposure in areas highly leveraged to pandemic recovery, including leisure, retail and gaming. Conversely, the fund remains underweight in more defensive sectors, such as utilities and cable. At the same time, with the interest-rate environment somewhat unsettled, we remain sharply focused on carefully managing the credit risks and volatility associated with high-yield investing through our disciplined, top-down security selection process.

Asset Allocation Proved Mixed, Security Selection Helped

Broadly positive security selection decisions bolstered the fund’s performance during the review period. The fund’s income-focused objectives led us to emphasize middle-to-low-quality issues in many of the sectors most deeply affected by the pandemic and therefore most leveraged to the economic recovery. These included issues rated B and CCC in airlines and health care, all of which enhanced returns. The fund also invested in select, out-of-benchmark areas that proved further accretive to performance, including CLO (collateralized loan obligation) mezzanine BB-rated paper, floating-rate bank loans and special situation opportunities identified by our Structured Credit and Loan Group and Special Situation team.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Asset allocation provided mixed results. Relatively underweight exposure to the leisure, energy and food & beverage sectors detracted from returns, as these areas outperformed. Conversely, underweight exposure to higher quality, more defensive sectors, such as utilities, cable and telecommunications, contributed positively. The effect of the fund’s duration policy also proved mixed, with an overall shorter-duration position modestly accretive to returns during the first quarter of 2021 but less effective in the second quarter.

July 15, 2021

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, returns would have been lower.

2 Source: Lipper Inc. — The ICE BofA Merrill Lynch U.S. High Yield Master II Constrained Index contains all securities in the ICE BofA Merrill Lynch U.S. High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2%, and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. In the event there are fewer than 50 issuers in the index, each is equally weighted, and the face values of their respective bonds are increased or decreased on a pro-rata basis. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Investing in foreign denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic, and social instability, limited company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

High-yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

The risks of an investment in a collateralized debt obligation (CDO) depend largely on the type of the collateral and the tranche of the CDO in which the fund invests. CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, market anticipation of defaults, as well as aversion to CDO securities as an asset class.

A collateralized loan obligation (CLO) is a single security backed by a pool of debt. The process of pooling assets into a marketable security is called securitization. Collateralized loan obligations (CLO) are often backed by corporate loans with low credit ratings or loans taken out by private equity firms to conduct leveraged buyouts.

Floating-rate bank loans are often less liquid than other types of debt instruments. There is no assurance that the liquidation of any collateral from a secured bank loan would satisfy the borrower’s obligation, or that such collateral could be liquidated.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon High Yield Fund from January 1, 2021 to June 30, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended June 30, 2021

	Class A	Class C	Class I
Expenses paid per $1,000†	$4.78	$8.54	$3.53
Ending value (after expenses)	$1,030.70	$1,026.90	$1,033.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended June 30, 2021

	Class A	Class C	Class I
Expenses paid per $1,000†	$4.76	$8.50	$3.51
Ending value (after expenses)	$1,020.08	$1,016.36	$1,021.32
†

Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.70% for Class C and .70% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.1%
Advertising - 1.5%
Advantage Sales & Marketing, Sr. Scd. Notes	6.50	11/15/2028	3,140,000	[b]	3,315,856
Clear Channel International, Sr. Scd. Notes	6.63	8/1/2025	2,687,000	[b]	2,833,012
Clear Channel Outdoor Holdings, Gtd. Notes	7.50	6/1/2029	2,505,000	[b]	2,596,649
Clear Channel Outdoor Holdings, Gtd. Notes	7.75	4/15/2028	1,735,000	[b,c]	1,819,677
National CineMedia, Sr. Scd. Notes	5.88	4/15/2028	1,250,000	[b,c]	1,229,950
Outfront Media Capital, Gtd. Notes	4.63	3/15/2030	1,860,000	[b]	1,891,620
Outfront Media Capital, Gtd. Notes	5.00	8/15/2027	1,843,000	[b]	1,910,961
Outfront Media Capital, Sr. Unscd. Notes	4.25	1/15/2029	1,325,000	[b]	1,335,931
Terrier Media Buyer, Gtd. Notes	8.88	12/15/2027	1,619,000	[b]	1,754,696
				18,688,352
Aerospace & Defense - .7%
TransDigm, Gtd. Notes	4.88	5/1/2029	2,925,000	[b]	2,956,444
TransDigm, Gtd. Notes	5.50	11/15/2027	2,605,000		2,718,969
TransDigm, Sr. Scd. Notes	6.25	3/15/2026	2,920,000	[b]	3,084,250
				8,759,663
Airlines - 1.3%
American Airlines, Sr. Scd. Notes	5.75	4/20/2029	2,114,000	[b]	2,288,405
American Airlines, Sr. Scd. Notes	11.75	7/15/2025	3,300,000	[b]	4,145,625
American Airlines Group, Gtd. Notes	3.75	3/1/2025	4,250,000	[b,c]	3,921,326
Hawaiian Brand Intellectual Property, Sr. Scd. Notes	5.75	1/20/2026	2,717,000	[b]	2,920,395
United Airlines, Sr. Scd. Notes	4.38	4/15/2026	1,855,000	[b]	1,922,578
United Airlines, Sr. Scd. Notes	4.63	4/15/2029	1,030,000	[b]	1,067,338
				16,265,667
Automobiles & Components - 3.2%
American Axle & Manufacturing, Gtd. Notes	6.88	7/1/2028	1,510,000	[c]	1,651,321
Clarios Global, Gtd. Notes	8.50	5/15/2027	3,215,000	[b]	3,509,012
Clarios Global, Sr. Scd. Notes	6.25	5/15/2026	1,914,000	[b]	2,041,396
Dealer Tire, Sr. Unscd. Notes	8.00	2/1/2028	5,915,000	[b]	6,396,274
Ford Motor, Sr. Unscd. Notes	5.29	12/8/2046	1,690,000		1,889,665
Ford Motor, Sr. Unscd. Notes	8.50	4/21/2023	1,325,000		1,480,290
Ford Motor, Sr. Unscd. Notes	9.00	4/22/2025	1,325,000		1,635,242
Ford Motor Credit, Sr. Unscd. Notes	2.90	2/16/2028	1,500,000		1,494,773
Ford Motor Credit, Sr. Unscd. Notes	3.38	11/13/2025	3,000,000		3,114,600
Ford Motor Credit, Sr. Unscd. Notes	3.82	11/2/2027	200,000		208,575

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.1% (continued)
Automobiles & Components - 3.2% (continued)
Ford Motor Credit, Sr. Unscd. Notes		4.00	11/13/2030	1,180,000		1,237,525
Ford Motor Credit, Sr. Unscd. Notes		4.13	8/17/2027	975,000		1,035,599
Ford Motor Credit, Sr. Unscd. Notes		4.27	1/9/2027	2,780,000		2,982,356
Ford Motor Credit, Sr. Unscd. Notes		5.11	5/3/2029	2,440,000		2,734,850
IHO Verwaltungs GmbH, Sr. Scd. Notes		6.38	5/15/2029	2,160,000	[b]	2,363,958
Real Hero Merger Sub 2, Sr. Unscd. Notes		6.25	2/1/2029	3,825,000	[b]	3,972,645
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	1,105,000	[b]	1,268,162
					39,016,243
Beverage Products - .3%
Primo Water Holdings, Gtd. Notes		4.38	4/30/2029	3,665,000	[b]	3,669,581
Building Materials - 1.2%
Cornerstone Building Brands, Gtd. Notes		6.13	1/15/2029	2,899,000	[b]	3,115,091
CP Atlas Buyer, Sr. Unscd. Notes		7.00	12/1/2028	5,779,000	[b]	6,004,959
Griffon, Gtd. Notes		5.75	3/1/2028	3,385,000		3,607,276
U.S. Concrete, Gtd. Notes		5.13	3/1/2029	1,535,000	[b]	1,681,708
					14,409,034
Chemicals - 3.0%
Consolidated Energy Finance, Gtd. Notes		6.50	5/15/2026	2,160,000	[b]	2,223,752
Consolidated Energy Finance, Sr. Unscd. Notes		6.88	6/15/2025	2,155,000	[b]	2,199,544
Innophos Holdings, Sr. Unscd. Notes		9.38	2/15/2028	2,880,000	[b]	3,121,978
Iris Holdings, Sr. Unscd. Notes		8.75	2/15/2026	3,194,000	[b]	3,263,469
Italmatch Chemicals, Sr. Scd. Notes, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	9/30/2024	2,840,000	[b,d]	3,254,603
Kraton Polymers, Gtd. Notes		4.25	12/15/2025	4,015,000	[b]	4,107,546
NOVA Chemicals, Sr. Unscd. Notes		4.25	5/15/2029	4,785,000	[b]	4,839,238
Polar US Borrower, Sr. Unscd. Notes		6.75	5/15/2026	4,450,000	[b,c]	4,464,551
Trinseo Materials Finance, Gtd. Bonds		5.13	4/1/2029	3,785,000	[b]	3,875,594
Venator Finance, Gtd. Notes		5.75	7/15/2025	2,315,000	[b]	2,283,018
Venator Finance, Sr. Scd. Notes		9.50	7/1/2025	2,405,000	[b]	2,711,854
					36,345,147
Collateralized Loan Obligations Debt - 3.1%
Ares European XII CLO, Ser. 12A, Cl. E, 3 Month EURIBOR +6.10% @ Floor	EUR	6.10	4/20/2032	1,450,000	[b,d]	1,712,416
Armada Euro I CLO, Ser. 1A, CI. DR, 3 Month EURIBOR +3.40% @ Floor	EUR	3.40	4/24/2034	1,125,000	[b,d]	1,340,460

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.1% (continued)
Collateralized Loan Obligations Debt - 3.1% (continued)
Barings I CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.50%		5.68	4/15/2031	2,000,000	[b,d]	1,922,940
Barings III CLO, Ser. 2019-3A, Cl. ER, 3 Month LIBOR +6.70%		6.82	4/20/2031	1,000,000	[b,d]	998,610
Battalion 18 CLO, Ser. 2020-18A, Cl. D2, 3 Month LIBOR +4.00%		4.18	10/15/2032	2,000,000	[b,d]	2,005,098
Battalion X CLO, Ser. 2016-10A, Cl. DR2, 3 Month LIBOR +6.61%		6.79	1/25/2035	1,750,000	[b,d]	1,752,868
Battalion XIV CLO, Ser. 2019-14A, Cl. D, 3 Month LIBOR +3.95%		4.14	4/20/2032	4,000,000	[b,d]	4,004,564
Battalion XVI CLO, Ser. 2019-16A, CI. D, 3 Month LIBOR +4.36%		4.55	12/19/2032	3,000,000	[b,d]	3,024,789
Catamaran CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +3.65%		3.83	10/25/2031	1,520,000	[b,d]	1,520,760
Dryden 69 Euro CLO, Ser. 2019-69A, Cl. E, 3 Month EURIBOR +6.29% @ Floor	EUR	6.29	4/18/2032	2,000,000	[b,d]	2,341,759
Euro-Galaxy VII CLO, Ser. 2019-7A, Cl. DR, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	7/25/2035	2,000,000	[b,d]	2,365,401
Euro-Galaxy VII CLO, Ser. 2019-7A, Cl. ER, 3 Month EURIBOR +6.20% @ Floor	EUR	6.20	7/25/2035	3,000,000	[b,d]	3,523,734
KKR 23 CLO, Ser. 23, Cl. E, 3 Month LIBOR +6.00%		6.19	10/20/2031	3,000,000	[b,d]	2,932,839
KKR 26 CLO, Ser. 26, Cl. E, 3 Month LIBOR +7.00%		7.18	7/15/2032	1,000,000	[b,d]	997,209
Neuberger Berman Loan Advisers 24 CLO, Ser. 2017-24A, Cl. E, 3 Month LIBOR +6.02%		6.21	4/19/2030	2,000,000	[b,d]	1,985,794
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		6.24	4/17/2031	4,000,000	[b,d]	3,774,580
St. Pauls CLO, Ser. 11-A, Cl. E, 3 Month EURIBOR +6.00% @ Floor	EUR	6.00	1/17/2032	1,000,000	[b,d]	1,172,892
					37,376,713
Commercial & Professional Services - 4.3%
Adtalem Global Education, Sr. Scd. Notes		5.50	3/1/2028	6,368,000	[b]	6,479,758
AMN Healthcare, Gtd. Notes		4.00	4/15/2029	1,910,000	[b]	1,930,437
AMN Healthcare, Gtd. Notes		4.63	10/1/2027	2,005,000	[b]	2,087,606
APX Group, Sr. Scd. Notes		6.75	2/15/2027	2,660,000	[b]	2,839,856
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	2,965,000		3,549,500
MPH Acquisition Holdings, Gtd. Notes		5.75	11/1/2028	1,870,000	[b,c]	1,881,659
Paysafe Finance, Sr. Scd. Notes		4.00	6/15/2029	2,470,000	[b]	2,436,037

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.1% (continued)
Commercial & Professional Services - 4.3% (continued)
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	3,471,000	[b]	3,696,684
Prime Security Services Borrower, Sr. Scd. Notes		3.38	8/31/2027	820,000	[b]	796,425
Prime Security Services Borrower, Sr. Scd. Notes		5.75	4/15/2026	1,990,000	[b]	2,203,527
Team Health Holdings, Gtd. Notes		6.38	2/1/2025	8,275,000	[b,c]	7,887,151
The Brink's Company, Gtd. Notes		4.63	10/15/2027	1,925,000	[b]	2,009,594
United Rentals North America, Gtd. Notes		3.88	2/15/2031	1,995,000		2,032,406
United Rentals North America, Gtd. Notes		4.00	7/15/2030	2,225,000		2,296,200
United Rentals North America, Gtd. Notes		4.88	1/15/2028	2,500,000		2,654,375
WW International, Sr. Scd. Notes		4.50	4/15/2029	6,465,000	[b]	6,522,248
					51,303,463
Consumer Discretionary - 7.1%
Allen Media, Gtd. Notes		10.50	2/15/2028	5,085,000	[b]	5,421,602
AMC Entertainment Holdings, Scd. Notes		12.00	6/15/2026	1,833,800	[b]	1,879,645
AMC Entertainment Holdings, Sr. Scd. Notes		10.50	4/15/2025	870,000	[b,c]	945,690
Ashton Woods USA, Sr. Unscd. Notes		6.63	1/15/2028	1,840,000	[b]	1,967,319
Ashton Woods USA, Sr. Unscd. Notes		6.75	8/1/2025	1,531,000	[b]	1,592,079
Banijay Entertainment, Sr. Scd. Notes		5.38	3/1/2025	3,750,000	[b]	3,883,237
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	3,305,000	[b]	4,055,572
Boyd Gaming, Sr. Unscd. Notes		4.75	6/15/2031	3,980,000	[b]	4,134,225
Caesars Entertainment, Sr. Scd. Notes		6.25	7/1/2025	1,485,000	[b]	1,575,956
Caesars Entertainment, Sr. Unscd. Notes		8.13	7/1/2027	4,275,000	[b,c]	4,759,999
Carnival, Gtd. Bonds	EUR	7.63	3/1/2026	895,000	[b]	1,177,758
Carnival, Sr. Unscd. Notes		5.75	3/1/2027	2,605,000	[b]	2,731,994
Cinemark USA, Gtd. Notes		5.25	7/15/2028	1,992,000	[b]	2,044,290
Cinemark USA, Gtd. Notes		5.88	3/15/2026	2,445,000	[b]	2,566,333
Core & Main Holdings, Sr. Unscd. Notes		8.63	9/15/2024	3,260,000	[b]	3,337,816
Everi Holdings, Gtd. Notes		5.00	7/15/2029	1,420,000		1,420,000
Gamma Bidco, Sr. Scd. Notes	EUR	5.13	7/15/2025	2,395,000	[b]	2,937,705
H&E Equipment Services, Gtd. Notes		3.88	12/15/2028	3,115,000	[b]	3,069,054
International Game Technology, Sr. Scd. Notes		4.13	4/15/2026	770,000	[b]	802,725
International Game Technology, Sr. Scd. Notes		5.25	1/15/2029	6,725,000	[b]	7,222,146

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.1% (continued)
Consumer Discretionary - 7.1% (continued)
Lions Gate Capital Holdings, Gtd. Notes		5.50	4/15/2029	690,000	[b]	726,256
NCL, Gtd. Notes		5.88	3/15/2026	3,250,000	[b]	3,411,574
Royal Caribbean Cruises, Sr. Unscd. Notes		3.70	3/15/2028	3,910,000		3,740,228
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	4/1/2028	3,155,000	[b]	3,308,175
Scientific Games International, Gtd. Notes	EUR	5.50	2/15/2026	2,420,000	[b]	2,934,079
Scientific Games International, Gtd. Notes		7.25	11/15/2029	1,065,000	[b]	1,204,137
Scientific Games International, Gtd. Notes		8.25	3/15/2026	2,985,000	[b]	3,205,084
Station Casinos, Gtd. Notes		4.50	2/15/2028	2,610,000	[b]	2,659,707
Taylor Morrison Communities, Sr. Unscd. Notes		5.13	8/1/2030	2,785,000	[b]	3,026,084
Tempur Sealy International, Gtd. Notes		4.00	4/15/2029	3,420,000	[b]	3,473,318
					85,213,787
Consumer Staples - .9%
Edgewell Personal Care, Gtd. Notes		4.13	4/1/2029	1,810,000	[b]	1,830,661
Edgewell Personal Care, Gtd. Notes		5.50	6/1/2028	2,394,000	[b]	2,542,428
Kronos Acquisition Holdings, Sr. Scd. Notes		5.00	12/31/2026	3,164,000	[b]	3,216,095
Spectrum Brands, Gtd. Notes		5.50	7/15/2030	2,645,000	[b]	2,860,171
					10,449,355
Diversified Financials - 3.6%
Compass Group Diversified Holdings, Gtd. Notes		5.25	4/15/2029	3,965,000	[b]	4,128,556
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	1,670,000	[b]	1,729,953
Garfunkelux Holdco 3, Sr. Scd. Bonds	GBP	7.75	11/1/2025	1,765,000	[b]	2,547,365
Garfunkelux Holdco 3, Sr. Scd. Notes	EUR	6.75	11/1/2025	1,590,000	[b]	1,966,891
Icahn Enterprises, Gtd. Notes		5.25	5/15/2027	1,705,000	[b]	1,765,476
Icahn Enterprises, Gtd. Notes		5.25	5/15/2027	3,585,000	[c]	3,706,531
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	3,715,000		3,947,930
Nationstar Mortgage Holdings, Gtd. Notes		5.13	12/15/2030	370,000	[b]	368,890
Nationstar Mortgage Holdings, Gtd. Notes		5.50	8/15/2028	5,305,000	[b]	5,358,740
Nationstar Mortgage Holdings, Gtd. Notes		6.00	1/15/2027	1,825,000	[b]	1,894,861
Navient, Sr. Unscd. Notes		5.50	1/25/2023	4,335,000		4,577,608
Navient, Sr. Unscd. Notes		6.75	6/15/2026	3,575,000		3,997,744
Navient, Sr. Unscd. Notes		7.25	9/25/2023	1,305,000		1,443,989

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.1% (continued)
Diversified Financials - 3.6% (continued)
Quicken Loans, Gtd. Notes	3.88	3/1/2031	4,369,000	[b]	4,407,185
Quicken Loans, Gtd. Notes	5.25	1/15/2028	970,000	[b]	1,019,713
				42,861,432
Electronic Components - 1.5%
Atkore, Sr. Unscd. Notes	4.25	6/1/2031	3,575,000	[b]	3,625,354
Energizer Holdings, Gtd. Notes	4.38	3/31/2029	1,560,000	[b]	1,563,728
Energizer Holdings, Gtd. Notes	4.75	6/15/2028	2,690,000	[b]	2,761,957
Sensata Technologies, Gtd. Notes	3.75	2/15/2031	2,615,000	[b]	2,589,059
TTM Technologies, Gtd. Notes	4.00	3/1/2029	4,245,000	[b]	4,276,031
Wesco Distribution, Gtd. Notes	7.25	6/15/2028	3,260,000	[b]	3,635,503
				18,451,632
Energy - 10.7%
Antero Midstream Partners, Gtd. Notes	5.75	3/1/2027	2,569,000	[b]	2,679,583
Antero Midstream Partners, Gtd. Notes	7.88	5/15/2026	1,800,000	[b]	2,017,620
Antero Resources, Gtd. Notes	5.38	3/1/2030	1,980,000	[b]	2,023,322
Antero Resources, Gtd. Notes	7.63	2/1/2029	1,830,000	[b]	2,033,679
Antero Resources, Gtd. Notes	8.38	7/15/2026	1,450,000	[b]	1,651,188
Apache, Sr. Unscd. Notes	4.25	1/15/2030	1,105,000	[c]	1,167,311
Apache, Sr. Unscd. Notes	4.38	10/15/2028	1,948,000		2,076,354
Apache, Sr. Unscd. Notes	5.10	9/1/2040	2,199,000		2,306,201
Archrock Partners, Gtd. Notes	6.25	4/1/2028	1,720,000	[b]	1,798,965
Blue Racer Midstream, Sr. Unscd. Notes	6.63	7/15/2026	3,246,000	[b]	3,404,113
Blue Racer Midstream, Sr. Unscd. Notes	7.63	12/15/2025	1,660,000	[b]	1,801,100
Centennial Resource Production, Gtd. Notes	6.88	4/1/2027	2,360,000	[b,c]	2,416,734
Cheniere Energy, Sr. Scd. Notes	4.63	10/15/2028	3,260,000	[b]	3,443,375
Cheniere Energy Partners, Gtd. Notes	4.00	3/1/2031	3,345,000	[b]	3,499,706
Cheniere Energy Partners, Gtd. Notes	4.50	10/1/2029	2,750,000		2,959,687
Crestwood Midstream Partners, Gtd. Notes	5.63	5/1/2027	3,990,000	[b]	4,106,508
Crestwood Midstream Partners, Gtd. Notes	6.00	2/1/2029	2,935,000	[b]	3,078,081
CrownRock, Sr. Unscd. Notes	5.00	5/1/2029	3,575,000	[b]	3,759,488
CrownRock, Sr. Unscd. Notes	5.63	10/15/2025	2,327,000	[b]	2,415,065
EnLink Midstream Partners, Sr. Unscd. Notes	4.15	6/1/2025	2,955,000		3,098,583
EnLink Midstream Partners, Sr. Unscd. Notes	4.85	7/15/2026	1,475,000		1,531,175
Enviva Partners, Gtd. Notes	6.50	1/15/2026	2,775,000	[b]	2,905,425

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.1% (continued)
Energy - 10.7% (continued)
EQM Midstream Partners, Sr. Unscd. Notes	4.75	1/15/2031	2,210,000	[b]	2,280,035
EQM Midstream Partners, Sr. Unscd. Notes	5.50	7/15/2028	1,485,000		1,607,631
EQM Midstream Partners, Sr. Unscd. Notes	6.00	7/1/2025	930,000	[b]	1,013,537
EQM Midstream Partners, Sr. Unscd. Notes	6.50	7/1/2027	1,165,000	[b]	1,302,377
Genesis Energy, Gtd. Notes	6.50	10/1/2025	2,780,000		2,813,402
Genesis Energy, Gtd. Notes	7.75	2/1/2028	970,000		1,003,756
Genesis Energy, Gtd. Notes	8.00	1/15/2027	1,990,000		2,093,231
Indigo Natural Resources, Sr. Unscd. Notes	5.38	2/1/2029	4,605,000	[b]	4,818,165
Laredo Petroleum, Gtd. Notes	9.50	1/15/2025	2,340,000		2,468,606
Laredo Petroleum, Gtd. Notes	10.13	1/15/2028	375,000		412,875
Occidental Petroleum, Sr. Unscd. Notes	2.90	8/15/2024	2,300,000		2,354,625
Occidental Petroleum, Sr. Unscd. Notes	3.50	8/15/2029	2,020,000		2,029,938
Occidental Petroleum, Sr. Unscd. Notes	5.55	3/15/2026	1,140,000		1,262,932
Occidental Petroleum, Sr. Unscd. Notes	6.13	1/1/2031	2,095,000	[c]	2,467,449
Occidental Petroleum, Sr. Unscd. Notes	6.38	9/1/2028	1,503,000		1,756,872
Occidental Petroleum, Sr. Unscd. Notes	6.45	9/15/2036	2,435,000		2,914,476
Occidental Petroleum, Sr. Unscd. Notes	6.95	7/1/2024	2,712,000		3,064,465
Occidental Petroleum, Sr. Unscd. Notes	7.50	5/1/2031	1,410,000		1,778,419
Occidental Petroleum, Sr. Unscd. Notes	8.88	7/15/2030	2,390,000		3,199,481
Ovintiv, Gtd. Notes	6.63	8/15/2037	2,925,000		3,915,141
PDC Energy, Gtd. Notes	5.75	5/15/2026	590,000		617,099
PDC Energy, Gtd. Notes	6.13	9/15/2024	2,640,000		2,708,284
Precision Drilling, Gtd. Notes	6.88	1/15/2029	1,390,000	[b]	1,433,438
Precision Drilling, Gtd. Notes	7.13	1/15/2026	765,000	[b]	789,507
Southwestern Energy, Gtd. Notes	7.50	4/1/2026	2,615,000	[c]	2,771,900
Southwestern Energy, Gtd. Notes	8.38	9/15/2028	900,000	[c]	1,018,215
Targa Resources Partners, Gtd. Notes	4.00	1/15/2032	995,000	[b]	1,024,850
Targa Resources Partners, Gtd. Notes	5.00	1/15/2028	1,040,000		1,098,500
Targa Resources Partners, Gtd. Notes	6.50	7/15/2027	1,325,000		1,440,090

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.1% (continued)
Energy - 10.7% (continued)
TerraForm Power Operating, Gtd. Notes	4.75	1/15/2030	4,135,000	[b]	4,243,213
USA Compression Partners, Gtd. Notes	6.88	9/1/2027	4,388,000		4,696,389
USA Compression Partners, Gtd. Notes	6.88	4/1/2026	2,116,000		2,221,652
Western Midstream Operating, Sr. Unscd. Notes	4.50	3/1/2028	4,045,000		4,333,429
				129,127,242
Environmental Control - 1.2%
Covanta Holding, Gtd. Notes	5.00	9/1/2030	2,690,000		2,831,844
Covanta Holding, Sr. Unscd. Notes	6.00	1/1/2027	2,660,000		2,775,085
GFL Environmental, Gtd. Notes	4.00	8/1/2028	915,000	[b]	905,232
Harsco, Gtd. Notes	5.75	7/31/2027	5,080,000	[b]	5,336,337
Waste Pro USA, Sr. Unscd. Notes	5.50	2/15/2026	2,871,000	[b]	2,973,897
				14,822,395
Food Products - 1.7%
Albertsons, Gtd. Notes	3.50	3/15/2029	1,877,000	[b]	1,858,230
Kraft Heinz Foods, Gtd. Notes	3.88	5/15/2027	1,170,000		1,286,424
Kraft Heinz Foods, Gtd. Notes	4.25	3/1/2031	1,560,000		1,773,852
Kraft Heinz Foods, Gtd. Notes	4.38	6/1/2046	1,140,000		1,293,940
Kraft Heinz Foods, Gtd. Notes	5.20	7/15/2045	1,185,000		1,473,863
New Albertsons, Sr. Unscd. Bonds	8.00	5/1/2031	954,000		1,159,110
Post Holdings, Gtd. Notes	4.63	4/15/2030	3,840,000	[b]	3,909,427
Post Holdings, Gtd. Notes	5.50	12/15/2029	1,715,000	[b]	1,843,085
Post Holdings, Gtd. Notes	5.75	3/1/2027	1,015,000	[b]	1,063,213
United Natural Foods, Gtd. Notes	6.75	10/15/2028	3,970,000	[b,c]	4,280,414
				19,941,558
Food Service - .2%
TKC Holdings, Sr. Unscd. Notes	10.50	5/15/2029	1,841,000	[b]	1,998,479
Forest Products & Paper - .3%
SPA Holdings 3, Sr. Scd. Bonds	4.88	2/4/2028	3,600,000	[b]	3,639,420
Health Care - 6.9%
Air Methods, Sr. Unscd. Notes	8.00	5/15/2025	6,460,000	[b]	6,112,775
Avantor Funding, Gtd. Notes	4.63	7/15/2028	3,390,000	[b]	3,583,298
Bausch Health, Gtd. Notes	5.25	1/30/2030	3,145,000	[b,c]	2,928,781
Bausch Health, Gtd. Notes	6.25	2/15/2029	1,555,000	[b]	1,539,917
Bausch Health, Gtd. Notes	7.25	5/30/2029	1,315,000	[b]	1,347,487
Bausch Health, Gtd. Notes	9.00	12/15/2025	2,027,000	[b]	2,176,086
Bausch Health, Sr. Scd. Notes	4.88	6/1/2028	1,984,000	[b]	2,033,104
Bausch Health Americas, Gtd. Notes	8.50	1/31/2027	936,000	[b]	1,019,669
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes	5.50	1/15/2028	3,890,000	[b]	3,992,112

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.1% (continued)
Health Care - 6.9% (continued)
Chrome Holdco, Gtd. Notes	EUR	5.00	5/31/2029	2,155,000	[b]	2,622,529
Community Health Systems, Scd. Notes		6.13	4/1/2030	3,525,000	[b]	3,582,281
Community Health Systems, Scd. Notes		6.88	4/15/2029	2,445,000	[b]	2,565,746
Community Health Systems, Sr. Scd. Notes		4.75	2/15/2031	2,830,000	[b]	2,844,150
Community Health Systems, Sr. Scd. Notes		6.63	2/15/2025	1,052,000	[b]	1,113,794
DaVita, Gtd. Notes		4.63	6/1/2030	3,055,000	[b]	3,145,031
Encompass Health, Gtd. Notes		4.75	2/1/2030	2,155,000		2,292,683
HCA, Gtd. Notes		3.50	9/1/2030	3,480,000		3,709,663
HCA, Gtd. Notes		5.38	9/1/2026	2,895,000	[c]	3,335,040
Laboratoire Eimer Selas, Gtd. Notes	EUR	5.00	2/1/2029	1,045,000	[b]	1,265,654
Legacy LifePoint Health, Sr. Scd. Notes		6.75	4/15/2025	500,000	[b]	534,110
LifePoint Health, Gtd. Notes		5.38	1/15/2029	1,615,000	[b]	1,576,910
Organon & Co., Sr. Scd. Notes		4.13	4/30/2028	1,230,000	[b]	1,255,892
Organon & Co., Sr. Unscd. Notes		5.13	4/30/2031	5,290,000	[b]	5,456,370
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.25	2/1/2028	3,468,000	[b]	3,794,859
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.38	6/1/2025	810,000	[b]	873,030
Prime Healthcare Services, Sr. Scd. Notes		7.25	11/1/2025	3,805,000	[b]	4,124,201
Surgery Center Holdings, Gtd. Notes		6.75	7/1/2025	1,590,000	[b]	1,625,823
Surgery Center Holdings, Gtd. Notes		10.00	4/15/2027	925,000	[b,c]	1,018,444
Tenet Healthcare, Gtd. Notes		6.13	10/1/2028	2,510,000	[b]	2,681,910
Tenet Healthcare, Scd. Notes		6.25	2/1/2027	3,415,000	[b]	3,568,675
Tenet Healthcare, Sr. Scd. Notes		4.63	6/15/2028	2,990,000	[b]	3,081,853
Tenet Healthcare, Sr. Scd. Notes		5.13	11/1/2027	2,260,000	[b]	2,373,079
					83,174,956
Industrial - 2.2%
Arcosa, Gtd. Notes		4.38	4/15/2029	3,120,000	[b]	3,180,840
Bombardier, Sr. Unscd. Notes		7.13	6/15/2026	1,598,000	[b]	1,675,104
Bombardier, Sr. Unscd. Notes		7.50	12/1/2024	1,150,000	[b]	1,203,193
Dycom Industries, Gtd. Notes		4.50	4/15/2029	6,020,000	[b,c]	6,079,929
Gates Global, Gtd. Notes		6.25	1/15/2026	3,465,000	[b]	3,641,334
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	4,325,000	[b,c]	4,708,973
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	2,825,000	[b]	2,935,401
VM Consolidated, Gtd. Notes		5.50	4/15/2029	3,330,000	[b]	3,400,130
					26,824,904
Information Technology - .5%
Boxer Parent, Sr. Scd. Notes		7.13	10/2/2025	1,285,000	[b]	1,378,407

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.1% (continued)
Information Technology - .5% (continued)
Rackspace Technology Global, Gtd. Notes		5.38	12/1/2028	3,195,000	[b,c]	3,278,869
Veritas Bermuda, Sr. Unscd. Notes		10.50	2/1/2024	1,750,000	[b,c]	1,803,191
					6,460,467
Insurance - .8%
Alliant Holdings Intermediate, Sr. Scd. Notes		4.25	10/15/2027	3,065,000	[b]	3,115,419
Alliant Holdings Intermediate, Sr. Unscd. Notes		6.75	10/15/2027	2,350,000	[b]	2,472,740
AmWINS Group, Gtd. Notes		7.75	7/1/2026	2,660,000	[b]	2,826,649
GTCR AP Finance, Sr. Unscd. Notes		8.00	5/15/2027	1,220,000	[b]	1,303,564
					9,718,372
Internet Software & Services - 1.0%
Endure Digital, Sr. Unscd. Notes		6.00	2/15/2029	4,050,000	[b]	4,015,190
Netflix, Sr. Unscd. Notes		4.88	6/15/2030	3,420,000	[b]	4,077,256
Northwest Fiber, Sr. Unscd. Notes		6.00	2/15/2028	4,125,000	[b,c]	4,139,767
					12,232,213
Materials - 2.6%
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	2,215,000	[b]	2,330,357
Ardagh Packaging Finance, Gtd. Notes		6.00	2/15/2025	469,000	[b]	485,052
Ardagh Packaging Finance, Sr. Unscd. Notes		5.25	8/15/2027	2,253,000	[b]	2,301,056
Graham Packaging, Gtd. Notes		7.13	8/15/2028	5,085,000	[b]	5,493,376
LABL Escrow Issuer, Sr. Unscd. Notes		10.50	7/15/2027	2,815,000	[b]	3,109,167
Mauser Packaging Solutions Holding, Sr. Scd. Bonds	EUR	4.75	4/15/2024	2,325,000		2,759,482
Mauser Packaging Solutions Holding, Sr. Scd. Notes		5.50	4/15/2024	1,550,000	[b]	1,567,438
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	2,580,000	[b]	2,682,903
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	7,235,000	[b]	7,104,770
Trivium Packaging Finance, Gtd. Notes		8.50	8/15/2027	1,000,000	[b]	1,089,760
Trivium Packaging Finance, Sr. Scd. Notes		5.50	8/15/2026	1,955,000	[b]	2,056,562
					30,979,923
Media - 9.2%
Altice Finco, Scd. Notes	EUR	4.75	1/15/2028	2,800,000	[b]	3,252,818
Block Communications, Gtd. Notes		4.88	3/1/2028	2,780,000	[b]	2,845,955
Cable One, Gtd. Notes		4.00	11/15/2030	4,865,000	[b]	4,889,325
CCO Holdings, Sr. Unscd. Notes		4.50	8/15/2030	3,200,000	[b]	3,335,884
CCO Holdings, Sr. Unscd. Notes		4.75	3/1/2030	3,465,000	[b]	3,668,569

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.1% (continued)
Media - 9.2% (continued)
CCO Holdings, Sr. Unscd. Notes		5.00	2/1/2028	4,755,000	[b]	4,992,750
CCO Holdings, Sr. Unscd. Notes		5.13	5/1/2027	2,155,000	[b]	2,263,073
CCO Holdings, Sr. Unscd. Notes		5.38	6/1/2029	4,240,000	[b]	4,640,044
CSC Holdings, Gtd. Notes		5.38	2/1/2028	1,020,000	[b]	1,080,384
CSC Holdings, Gtd. Notes		6.50	2/1/2029	1,870,000	[b]	2,073,568
CSC Holdings, Sr. Unscd. Notes		4.63	12/1/2030	5,150,000	[b]	5,059,154
CSC Holdings, Sr. Unscd. Notes		5.75	1/15/2030	2,780,000	[b]	2,891,200
Diamond Sports Group, Sr. Scd. Notes		5.38	8/15/2026	1,695,000	[b]	1,099,716
DISH DBS, Gtd. Notes		5.88	11/15/2024	1,934,000		2,079,050
DISH DBS, Gtd. Notes		7.38	7/1/2028	1,690,000	[c]	1,820,772
Gray Television, Gtd. Notes		7.00	5/15/2027	2,350,000	[b]	2,548,598
iHeartCommunications, Sr. Scd. Notes		4.75	1/15/2028	2,710,000	[b]	2,797,492
Midcontinent Communications, Gtd. Notes		5.38	8/15/2027	2,225,000	[b]	2,343,971
Nexstar Broadcasting, Gtd. Notes		4.75	11/1/2028	6,555,000	[b,c]	6,743,456
Radiate Holdco, Sr. Scd. Notes		4.50	9/15/2026	2,365,000	[b]	2,453,865
Radiate Holdco, Sr. Unscd. Notes		6.50	9/15/2028	7,807,000	[b]	8,213,003
Scripps Escrow, Gtd. Notes		5.88	7/15/2027	4,081,000	[b]	4,231,058
Sirius XM Radio, Gtd. Notes		4.00	7/15/2028	2,120,000	[b]	2,186,250
Sirius XM Radio, Gtd. Notes		4.13	7/1/2030	2,397,000	[b]	2,424,122
Sirius XM Radio, Gtd. Notes		5.50	7/1/2029	915,000	[b]	998,219
Summer BidCo, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	2,710,785	[b]	3,290,123
TEGNA, Gtd. Notes		4.75	3/15/2026	1,793,000	[b]	1,911,786
TEGNA, Gtd. Notes		5.00	9/15/2029	5,835,000		6,122,024
Townsquare Media, Sr. Scd. Notes		6.88	2/1/2026	2,075,000	[b]	2,222,844
UPC Broadband Finco, Sr. Scd. Notes		4.88	7/15/2031	4,230,000	[b]	4,245,016
Virgin Media Finance, Gtd. Notes		5.00	7/15/2030	3,535,000	[b]	3,576,077
Virgin Media Secured Finance, Sr. Scd. Notes		5.50	5/15/2029	3,065,000	[b]	3,298,706
Ziggo, Sr. Scd. Notes		4.88	1/15/2030	3,531,000	[b]	3,623,936
Ziggo Bond, Gtd. Notes		5.13	2/28/2030	2,045,000	[b,c]	2,097,137
					111,319,945
Metals & Mining - 2.4%
Arconic, Scd. Notes		6.13	2/15/2028	4,960,000	[b]	5,335,546
Commercial Metals, Sr. Unscd. Notes		5.38	7/15/2027	3,000,000		3,182,445
FMG Resources, Gtd. Notes		4.38	4/1/2031	1,820,000	[b]	1,949,520
Freeport-McMoRan, Gtd. Notes		4.63	8/1/2030	1,905,000		2,088,575
Freeport-McMoRan, Gtd. Notes		5.45	3/15/2043	2,665,000		3,261,054
Hudbay Minerals, Gtd. Notes		4.50	4/1/2026	3,027,000	[b]	3,042,135
Hudbay Minerals, Gtd. Notes		6.13	4/1/2029	2,298,000	[b]	2,450,242
Kaiser Aluminum, Gtd. Notes		4.50	6/1/2031	495,000	[b]	508,820

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.1% (continued)
Metals & Mining - 2.4% (continued)
Kaiser Aluminum, Gtd. Notes	4.63	3/1/2028	3,328,000	[b]	3,442,537
Novelis, Gtd. Notes	4.75	1/30/2030	3,345,000	[b]	3,516,431
				28,777,305
Real Estate - 3.5%
Apollo Commercial Real Estate Finance, Sr. Scd. Notes	4.63	6/15/2029	1,585,000	[b]	1,564,950
Greystar Real Estate Partners, Sr. Scd. Notes	5.75	12/1/2025	3,770,000	[b]	3,888,039
Iron Mountain, Gtd. Notes	5.00	7/15/2028	1,740,000	[b]	1,811,601
Iron Mountain, Gtd. Notes	5.25	7/15/2030	5,010,000	[b]	5,310,174
Ladder Capital Finance Holdings, Gtd. Notes	4.25	2/1/2027	3,235,000	[b]	3,241,066
Ladder Capital Finance Holdings, Gtd. Notes	4.75	6/15/2029	2,400,000	[b]	2,403,000
Ladder Capital Finance Holdings, Gtd. Notes	5.25	10/1/2025	2,350,000	[b]	2,394,063
Park Intermediate Holdings, Sr. Scd. Notes	4.88	5/15/2029	2,940,000	[b]	3,044,958
SBA Communications, Sr. Unscd. Notes	3.88	2/15/2027	2,190,000		2,254,331
Starwood Property Trust, Sr. Unscd. Notes	5.50	11/1/2023	3,155,000	[b]	3,308,806
VICI Properties, Gtd. Notes	4.13	8/15/2030	3,250,000	[b]	3,346,395
VICI Properties, Gtd. Notes	4.25	12/1/2026	1,665,000	[b]	1,734,048
VICI Properties, Gtd. Notes	4.63	12/1/2029	2,995,000	[b]	3,188,177
XHR, Sr. Scd. Notes	4.88	6/1/2029	4,015,000	[b]	4,150,506
				41,640,114
Retailing - 3.8%
BCPE Ulysses Intermediate, Sr. Unscd. Notes	7.75	4/1/2027	3,000,000	[b,c]	3,079,095
Golden Nugget, Sr. Unscd. Notes	6.75	10/15/2024	2,105,000	[b]	2,129,144
LBM Acquisition, Gtd. Notes	6.25	1/15/2029	2,980,000	[b]	3,006,671
Macy's, Sr. Scd. Notes	8.38	6/15/2025	3,713,000	[b]	4,098,057
Macy's Retail Holdings, Gtd. Notes	4.50	12/15/2034	3,210,000		3,035,488
New Red Finance, Scd. Notes	4.38	1/15/2028	1,355,000	[b]	1,375,528
Park River Holdings, Gtd. Notes	5.63	2/1/2029	4,270,000	[b]	4,160,581
Park River Holdings, Sr. Unscd. Notes	6.75	8/1/2029	3,580,000	[b]	3,632,178
SRS Distribution, Gtd. Notes	6.13	7/1/2029	3,520,000	[b]	3,630,634
SRS Distribution, Sr. Scd. Notes	4.63	7/1/2028	1,330,000	[b]	1,361,588
Staples, Sr. Scd. Notes	7.50	4/15/2026	2,366,000	[b]	2,453,542
Staples, Sr. Unscd. Notes	10.75	4/15/2027	4,801,000	[b,c]	4,894,980
White Cap Buyer, Sr. Unscd. Notes	6.88	10/15/2028	3,280,000	[b]	3,514,963

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.1% (continued)
Retailing - 3.8% (continued)
White Cap Parent, Sr. Unscd. Notes		8.25	3/15/2026	4,984,000	[b,c]	5,174,439
					45,546,888
Technology Hardware & Equipment - 1.2%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	2,935,000	[b]	3,655,316
Banff Merger Sub, Sr. Unscd. Notes		9.75	9/1/2026	3,557,000	[b]	3,748,189
Diebold Nixdorf, Gtd. Notes		8.50	4/15/2024	3,780,000	[c]	3,874,500
Everi Payments, Gtd. Notes		7.50	12/15/2025	2,796,000	[b,c]	2,905,939
					14,183,944
Telecommunication Services - 5.4%
Altice France, Sr. Scd. Notes		5.13	7/15/2029	3,770,000	[b]	3,793,185
Altice France, Sr. Scd. Notes		8.13	2/1/2027	1,480,000	[b]	1,614,310
Altice France Holding, Gtd. Notes	EUR	4.00	2/15/2028	5,000,000	[b,c]	5,710,127
Altice France Holding, Gtd. Notes		6.00	2/15/2028	2,120,000	[b]	2,114,022
Cincinnati Bell, Gtd. Notes		8.00	10/15/2025	4,098,000	[b]	4,316,362
CommScope, Gtd. Notes		8.25	3/1/2027	530,000	[b]	567,127
CommScope, Sr. Scd. Notes		6.00	3/1/2026	3,445,000	[b]	3,641,193
CommScope Technologies, Gtd. Notes		5.00	3/15/2027	1,800,000	[b]	1,845,000
CommScope Technologies, Gtd. Notes		6.00	6/15/2025	1,237,000	[b]	1,264,833
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	5,801,000	[b]	6,141,867
Intrado, Gtd. Notes		8.50	10/15/2025	3,965,000	[b]	3,880,744
Level 3 Financing, Gtd. Notes		3.63	1/15/2029	2,845,000	[b]	2,749,465
Level 3 Financing, Gtd. Notes		3.75	7/15/2029	3,250,000	[b]	3,164,687
Level 3 Financing, Gtd. Notes		4.25	7/1/2028	1,810,000	[b]	1,839,123
Lumen Technologies, Sr. Unscd. Notes		5.13	12/15/2026	2,600,000	[b,c]	2,707,055
Plantronics, Gtd. Notes		4.75	3/1/2029	5,080,000	[b,c]	5,049,622
Sprint, Gtd. Notes		7.63	3/1/2026	3,265,000		3,991,887
T-Mobile USA, Gtd. Notes		2.25	2/15/2026	1,705,000		1,719,919
T-Mobile USA, Gtd. Notes		4.75	2/1/2028	1,650,000		1,769,625
ViaSat, Sr. Unscd. Notes		5.63	9/15/2025	2,068,000	[b]	2,114,065
ViaSat, Sr. Unscd. Notes		6.50	7/15/2028	720,000	[b,c]	768,845
Vmed O2 UK Financing I, Sr. Scd. Notes		4.25	1/31/2031	4,350,000	[b]	4,279,412
					65,042,475
Utilities - 1.8%
Calpine, Sr. Scd. Notes		4.50	2/15/2028	2,700,000	[b]	2,757,375
Calpine, Sr. Unscd. Notes		5.00	2/1/2031	2,209,000	[b]	2,202,373
Calpine, Sr. Unscd. Notes		5.13	3/15/2028	1,565,000	[b]	1,594,602
Clearway Energy Operating, Gtd. Notes		3.75	2/15/2031	2,265,000	[b]	2,256,721
NRG Energy, Gtd. Notes		6.63	1/15/2027	1,980,000		2,052,211

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.1% (continued)
Utilities - 1.8% (continued)
Pattern Energy Operations, Gtd. Notes		4.50	8/15/2028	3,590,000	[b]	3,725,343
Pike, Gtd. Notes		5.50	9/1/2028	4,040,000	[b]	4,213,134
Vistra Operations, Sr. Unscd. Notes		4.38	5/1/2029	3,270,000	[b]	3,290,437
					22,092,196
Total Bonds and Notes (cost $1,006,616,037)				1,050,332,865

Floating Rate Loan Interests - 7.2%
Airlines - .3%
American Airlines, Initial Term Loan, 3 Month LIBOR +4.75%		5.50	4/20/2028	3,024,000	[d]	3,156,497
Commercial & Professional Services - .5%
Amentum Government Services, First Lien Tranche 2 Term Loan, 3 Month LIBOR +4.75%		5.50	1/31/2027	3,235,890	[d]	3,272,294
Praesidiad, Facility B Term Loan, 3 Month EURIBOR +4.00% @ Floor	EUR	4.00	10/4/2024	1,000,000	[d]	1,000,477
Team Health Holdings, Initial Term Loan, 1 Month LIBOR +2.75%		3.75	2/6/2024	1,840,390	[d]	1,792,843
					6,065,614
Consumer Discretionary - .9%
AP Gaming I, First Lien Incremental Term Loan B, 3 Month LIBOR +3.50%		4.50	2/15/2024	2,880,192	[d]	2,859,195
Caesars Resort Collection, Term Loan B-1, 1 Month LIBOR +4.50%		4.60	7/20/2025	3,339,762	[d]	3,354,374
Crown Finance US, Initial Dollar Tranche Term Loan, 6 Month LIBOR +2.50%		3.50	2/28/2025	3,445,016	[d]	3,044,722
Raptor Acquisition, Term Loan B, 1 Month LIBOR +4.00%		4.75	11/1/2026	1,075,000	[d]	1,078,134
					10,336,425
Forest Products & Paper - .3%
SPA US HoldCo, USD Facility Term Loan B, 3 Month LIBOR +4.00%		4.75	3/18/2028	2,879,782	[d]	2,895,089
Health Care - .8%
Gainwell Acquisition, Term Loan B, 3 Month LIBOR +4.00%		4.75	10/1/2027	3,737,312	[d]	3,755,999
One Call, First Lien Term Loan B, 3 Month LIBOR +5.50%		6.25	4/22/2027	5,655,000	[d]	5,725,687
					9,481,686
Information Technology - 1.5%
CT Technologies, Retired Initial Term Loan, 1 Month LIBOR +5.00%		6.00	12/16/2025	2,912,700	[d]	2,923,098

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 7.2% (continued)
Information Technology - 1.5% (continued)
Finastra USA, First Lien Dollar Term Loan, 3 Month LIBOR +3.50%	4.50	6/13/2024	2,921,019	[d]	2,879,862
Greeneden US Holdings II, Dollar Term Loan B-4, 1 Month LIBOR +4.00%	4.75	12/1/2027	3,516,187	[d]	3,528,758
Ivanti Software, First Amendment Term Loan, 3 Month LIBOR +4.00%	4.75	12/1/2027	1,226,925	[d]	1,223,349
Ivanti Software, First Lien Initial Term Loan, 3 Month LIBOR +4.75%	5.75	12/1/2027	4,099,686	[d]	4,111,923
Software Luxembourg Acquisition, Second Out Term Loan, 3 Month LIBOR +7.50%	8.50	4/27/2025	812,048	[d,e]	814,078
Software Luxembourg Acquisition, Senior Secured Term Loan, 3 Month LIBOR +7.50%	8.50	12/27/2024	240,165	[d,e]	240,765
Solera, First Lien Dollar Term Loan, 6 Month LIBOR +4.00%	4.50	6/4/2028	2,330,000	[d]	2,339,763
				18,061,596
Insurance - .7%
Asurion, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%	5.35	2/3/2028	4,478,000	[d]	4,519,981
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%	4.60	2/28/2025	4,394,127	[d]	4,391,402
				8,911,383
Internet Software & Services - .3%
Proofpoint, Term Loan, 1 Month LIBOR +3.25%	3.75	6/10/2028	3,060,000	[d]	3,046,628
Materials - .5%
LABL, USD Facility Term Loan B, 1 Month LIBOR +4.00%	4.10	7/2/2026	3,076,515	[d]	3,076,838
Plaze, 2021-1 Term Loan, 1 Month LIBOR +3.75%	4.50	8/3/2026	3,017,238	[d]	3,025,732
				6,102,570
Retailing - .4%
Great Outdoors Group, Term Loan B-1, 6 Month LIBOR +4.25%	5.00	3/5/2028	3,981,619	[d]	4,000,910
Staples, 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%	5.18	4/12/2026	1,311,654	[d]	1,280,509
				5,281,419
Technology Hardware & Equipment - .3%
Atlas CC Acquisition, First Lien Term Loan B, 3 Month LIBOR +4.25%	5.00	5/25/2028	3,340,878	[d]	3,355,495

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 7.2% (continued)
Technology Hardware & Equipment - .3% (continued)
Atlas CC Acquisition, First Lien Term Loan C, 3 Month LIBOR +4.25%	5.00	5/25/2028	679,501	[d]	682,474
				4,037,969
Telecommunication Services - .5%
CCI Buyer, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	4.75	12/17/2027	2,184,525	[d]	2,190,565
Cyxtera DC Holdings, First Lien Initial Term Loan, 6 Month LIBOR +3.00%	4.00	5/1/2024	1,702,888	[d]	1,661,704
West, Initial Term Loan B, 3 Month LIBOR +4.00%	5.00	10/10/2024	2,653,492	[d]	2,600,860
				6,453,129
Utilities - .2%
EFS Cogen Holdings I, Advance Term Loan B, 3 Month LIBOR +3.50%	4.50	10/1/2027	2,565,954	[d]	2,568,007
Total Floating Rate Loan Interests (cost $85,032,490)			86,398,012
			Shares
Common Stocks - .0%
Information Technology - .0%
Skillsoft (cost $492,304)			46,444	[f]	457,471

Exchange-Traded Funds - 1.0%
Registered Investment Companies - 1.0%
Invesco Senior Loan ETF			270,000	[c]	5,980,500
SPDR Blackstone Senior Loan ETF			132,900		6,151,941
Total Exchange-Traded Funds (cost $12,141,838)			12,132,441

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - .1%
U.S. Government Securities
U.S. Treasury Bills (cost $1,054,942)	0.02	10/28/2021	1,055,000	[g]	1,054,826
	1-Day Yield (%)		Shares
Investment Companies - 3.0%
Registered Investment Companies - 3.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $36,630,784)	0.05		36,630,784	[h]	36,630,784

Investment of Cash Collateral for Securities Loaned - 5.2%
Registered Investment Companies - 5.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $62,183,996)	0.01		62,183,996	[h]	62,183,996
Total Investments (cost $1,204,152,391)			103.6%	1,249,190,395
Liabilities, Less Cash and Receivables			(3.6%)	(43,722,849)
Net Assets			100.0%	1,205,467,546

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

SPDR—Standard & Poor's Depository Receipt

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities were valued at $860,044,278 or 71.35% of net assets.

c Security, or portion thereof, on loan. At June 30, 2021, the value of the fund’s securities on loan was $70,708,025 and the value of the collateral was $74,407,663, consisting of cash collateral of $62,183,996 and U.S. Government & Agency securities valued at $12,223,667.

d Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

e Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

f Non-income producing security.

g Security is a discount security. Income is recognized through the accretion of discount.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Communications	18.0
Consumer, Cyclical	17.2
Consumer, Non-cyclical	15.3
Energy	10.7
Industrial	10.0
Investment Companies	9.2
Financial	8.5
Basic Materials	5.9
Technology	3.6
Collateralized Loan Obligations	3.1
Utilities	2.0
Government	.1
103.6

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 12/31/20 ($)	Purchases ($)†	Sales ($)	Value 6/30/21 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	27,799,116	353,581,605	(344,749,937)	36,630,784	3.0	17,147
Investment of Cash Collateral for Securities Loaned;
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares	29,568,386	163,522,954	(130,907,344)	62,183,996	5.2	114,910††
Total	57,367,502	517,104,559	(475,657,281)	98,814,780	8.2	132,057

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS June 30, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Barclays Capital
United States Dollar	3,240,188	British Pound	2,320,000	7/30/2021	30,630
United States Dollar	58,397,164	Euro	48,890,000	7/30/2021	388,690
Goldman Sachs
United States Dollar	3,630,608	Euro	3,040,000	7/30/2021	23,618
Gross Unrealized Appreciation					442,938

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $70,708,025)—Note 1(c):
Unaffiliated issuers	1,105,337,611	1,150,375,615
Affiliated issuers	98,814,780	98,814,780
Cash denominated in foreign currency	9,237,475	9,203,835
Receivable for investment securities sold		18,745,497
Dividends, interest and securities lending income receivable		17,048,741
Receivable for shares of Beneficial Interest subscribed		1,620,112
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		442,938
		1,296,251,518
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		712,012
Cash overdraft due to Custodian		3,201,421
Liability for securities on loan—Note 1(c)		62,183,996
Payable for investment securities purchased		23,294,434
Payable for shares of Beneficial Interest redeemed		1,390,387
Trustees’ fees and expenses payable		1,722
		90,783,972
Net Assets ($)		1,205,467,546
Composition of Net Assets ($):
Paid-in capital		1,308,917,075
Total distributable earnings (loss)		(103,449,529)
Net Assets ($)		1,205,467,546

Net Asset Value Per Share	Class A	Class C	Class I
Net Assets ($)	127,311,319	4,302,214	1,073,854,013
Shares Outstanding	20,565,447	694,522	173,307,913
Net Asset Value Per Share ($)	6.19	6.19	6.20

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2021 (Unaudited)

Investment Income ($):
Income:
Interest	31,588,275
Dividends:
Unaffiliated issuers	220,325
Affiliated issuers	17,147
Income from securities lending—Note 1(c)	114,910
Total Income	31,940,657
Expenses:
Management fee—Note 3(a)	4,043,289
Distribution/Service Plan fees—Note 3(b)	178,117
Trustees’ fees—Note 3(a,d)	48,999
Loan commitment fees—Note 2	8,495
Total Expenses	4,278,900
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(48,999)
Net Expenses	4,229,901
Investment Income—Net	27,710,756
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	19,100,539
Net realized gain (loss) on forward foreign currency exchange contracts	1,633,664
Net Realized Gain (Loss)	20,734,203
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(11,911,390)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	409,705
Net Change in Unrealized Appreciation (Depreciation)	(11,501,685)
Net Realized and Unrealized Gain (Loss) on Investments	9,232,518
Net Increase in Net Assets Resulting from Operations	36,943,274

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations ($):
Investment income—net	27,710,756	50,149,076
Net realized gain (loss) on investments	20,734,203	(39,118,878)
Net change in unrealized appreciation (depreciation) on investments	(11,501,685)	26,045,787
Net Increase (Decrease) in Net Assets Resulting from Operations	36,943,274	37,075,985
Distributions ($):
Distributions to shareholders:
Class A	(2,931,829)	(6,459,060)
Class C	(102,726)	(371,330)
Class I	(25,919,833)	(45,781,042)
Total Distributions	(28,954,388)	(52,611,432)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	45,724,057	43,693,110
Class C	338,122	1,112,401
Class I	232,732,540	505,081,371
Distributions reinvested:
Class A	2,303,329	5,107,152
Class C	98,172	284,075
Class I	7,182,720	13,203,022
Cost of shares redeemed:
Class A	(46,303,435)	(78,706,982)
Class C	(2,728,957)	(5,922,475)
Class I	(147,015,438)	(460,625,193)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	92,331,110	23,226,481
Total Increase (Decrease) in Net Assets	100,319,996	7,691,034
Net Assets ($):
Beginning of Period	1,105,147,550	1,097,456,516
End of Period	1,205,467,546	1,105,147,550

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Capital Share Transactions (Shares):
Class Aa
Shares sold	7,441,185	7,463,004
Shares issued for distributions reinvested	375,226	872,773
Shares redeemed	(7,535,317)	(13,298,018)
Net Increase (Decrease) in Shares Outstanding	281,094	(4,962,241)
Class Ca,b
Shares sold	54,817	189,423
Shares issued for distributions reinvested	15,993	48,559
Shares redeemed	(443,865)	(1,013,019)
Net Increase (Decrease) in Shares Outstanding	(373,055)	(775,037)
Class Ib
Shares sold	37,844,267	86,018,274
Shares issued for distributions reinvested	1,168,740	2,247,450
Shares redeemed	(23,947,487)	(80,258,004)
Net Increase (Decrease) in Shares Outstanding	15,065,520	8,007,720

[a]

During the period ended June 30, 2021, 5,078 Class C shares representing $31,190 were automatically converted to 5,080 Class A shares and during the period ended December 31, 2020, 13,541 Class C shares representing $78,927 were automatically converted to 13,544 Class A shares.

[b]	During the period ended December 31, 2020, 14,133 Class C shares representing $77,736 were exchanged for 14,134 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2021		Year Ended December 31,
Class A Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	6.15	6.18	5.70	6.30	6.21	5.82
Investment Operations:
Investment income—net[a]	.14	.29	.32	.33	.32	.33
Net realized and unrealized gain (loss) on investments	.05	(.02)	.49	(.57)	.11	.39
Total from Investment Operations	.19	.27	.81	(.24)	.43	.72
Distributions:
Dividends from investment income—net	(.15)	(.30)	(.33)	(.35)	(.34)	(.33)
Dividends from net realized gain on investments	-	-	-	(.01)	(.00)[b]	-
Total Distributions	(.15)	(.30)	(.33)	(.36)	(.34)	(.33)
Net asset value, end of period	6.19	6.15	6.18	5.70	6.30	6.21
Total Return (%)[c]	3.07[d]	4.77	14.42	(4.05)	7.12	12.71
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[e]	.96	.96	.96	.96	.96
Ratio of net expenses to average net assets	.95[e]	.95	.95	.95	.95	.95
Ratio of net investment income to average net assets	4.58[e]	4.91	5.21	5.34	5.14	5.53
Portfolio Turnover Rate	54.96[d]	122.11	67.61	72.69	66.96	69.04
Net Assets, end of period ($ x 1,000)	127,311	124,720	156,134	127,635	155,919	180,228

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

Six Months Ended
June 30, 2021		Year Ended December 31,
Class C Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	6.15	6.18	5.70	6.30	6.21	5.82
Investment Operations:
Investment income—net[a]	.11	.25	.27	.28	.28	.28
Net realized and unrealized gain (loss) on investments	.05	(.02)	.49	(.57)	.10	.39
Total from Investment Operations	.16	.23	.76	(.29)	.38	.67
Distributions:
Dividends from investment income—net	(.12)	(.26)	(.28)	(.30)	(.29)	(.28)
Dividends from net realized gain on investments	-	-	-	(.01)	(.00)[b]	-
Total Distributions	(.12)	(.26)	(.28)	(.31)	(.29)	(.28)
Net asset value, end of period	6.19	6.15	6.18	5.70	6.30	6.21
Total Return (%)[c]	2.69[d]	3.99	13.57	(4.77)	6.32	11.87
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.71[e]	1.71	1.71	1.71	1.71	1.71
Ratio of net expenses to average net assets	1.70[e]	1.70	1.70	1.70	1.70	1.70
Ratio of net investment income to average net assets	3.83[e]	4.24	4.56	4.63	4.38	4.78
Portfolio Turnover Rate	54.96[d]	122.11	67.61	72.69	66.96	69.04
Net Assets, end of period ($ x 1,000)	4,302	6,567	11,396	16,665	26,216	59,502

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2021		Year Ended December 31,
Class I Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	6.15	6.19	5.70	6.30	6.22	5.82
Investment Operations:
Investment income—net[a]	.15	.30	.33	.35	.34	.35
Net realized and unrealized gain (loss) on investments	.05	(.02)	.50	(.58)	.10	.39
Total from Investment Operations	.20	.28	.83	(.23)	.44	.74
Distributions:
Dividends from investment income—net	(.15)	(.32)	(.34)	(.36)	(.36)	(.34)
Dividends from net realized gain on investments	-	-	-	(.01)	(.00)[b]	-
Total Distributions	(.15)	(.32)	(.34)	(.37)	(.36)	(.34)
Net asset value, end of period	6.20	6.15	6.19	5.70	6.30	6.22
Total Return (%)	3.37[c]	4.86	14.89	(3.80)	7.21	13.17
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71[d]	.71	.71	.71	.71	.71
Ratio of net expenses to average net assets	.70[d]	.70	.70	.70	.70	.70
Ratio of net investment income to average net assets	4.83[d]	5.10	5.46	5.64	5.39	5.79
Portfolio Turnover Rate	54.96[c]	122.11	67.61	72.69	66.96	69.04
Net Assets, end of period ($ x 1,000)	1,073,854	973,861	929,926	718,673	1,051,673	923,563

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon High Yield Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds III (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution fees and/or Service Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Service Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, floating rate loan interests, and other securities, excluding short-term investments (other than U.S. Treasury Bills), and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by a Service. These securities are generally categorized within Level 2 of the fair value hierarchy. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Collateralized Loan Obligations	-	37,376,713	-	37,376,713
Corporate Bonds	-	1,012,956,152	-	1,012,956,152
Equity Securities - Common Stocks	457,471	-	-	457,471
Exchange-Traded Funds	12,132,441	-	-	12,132,441

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)(continued)
Investments In Securities:†(continued)
Floating Rate Loan Interests	-	86,398,012	-	86,398,012
Investment Companies	98,814,780	-	-	98,814,780
U.S. Treasury Securities	-	1,054,826	-	1,054,826
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	442,938	-	442,938

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities-Common Stocks ($)
Balance as of 12/31/2020	1,263,270
Realized Gain (Loss)	493,938
Change in unrealized appreciation (depreciation)	(248,938)
Purchases/Issuances	-
Sales/Dispositions	(1,508,270)
Transfers into Level 3	-
Transfer out of Level 3	-
Balances as of 6/30/2021	-
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 6/30/2021	-

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2021, The Bank of New York Mellon earned $15,666 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High Yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Such values may also decline because of factors that affect a particular industry.

The fund invests in floating rate loan interests. The floating rate loans in which the fund invests typically are below investment grade securities, and inherently speculative. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by insolvency laws with respect to its ability to realize the benefits of any collateral securing the borrower’s loan.

The fund invests in collateralized loan obligations (“CLOs”). CLOs and other structured credit investments are generally backed by an asset or a pool of assets (typically senior secured loans, certain subordinated loans and other credit-related assets in the case of CLOs) which serve as

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

collateral. The cash flows from CLOs and structured credit investments are split into two or more portions, called tranches, varying in risk and yield. The fund and other investors in CLOs and structured finance securities ultimately bear the credit risk of the underlying collateral. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. The fund may invest in any tranche, including the equity tranche. The riskiest portion is the “equity” tranche, which is subordinate to the other tranches in the event of defaults. Senior tranches typically have higher ratings and lower yields than its underlying securities, and may be rated investment grade. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

CLOs and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs and other structured finance securities. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including, but not limited to: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the possibility that the class of CLOs held by the fund is subordinate to other senior classes; and (4) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLOs may cause payments on the instruments the fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the fund invests, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs the fund may target. In addition, CLOs and other structured credit investments may be subject to prepayment risk.

(f) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $167,983,420 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2020. The fund has $52,739,403 of short-term capital losses and $115,244,017 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2020 was as follows: ordinary income $52,611,432. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2021, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the Adviser provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Adviser also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Adviser a fee, calculated daily and paid monthly, at an annual rate of .70% of the value of the fund’s average daily net assets. Out of its fee, the Adviser pays all of the expenses of the fund (excluding Rule 12b-1 Distribution Plan fees, Service Plan fees, brokerage commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses). In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended

June 30, 2021, Trustees’ fees reimbursed by the Adviser amounted to $48,999.

During the period ended June 30, 2021, the Distributor retained $87 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plans adopted pursuant to Rule 12b-1 (the “Distribution Plans”) under the Act, Class A shares pay annually up to .25% of the value of its average daily net assets to compensate the Distributor and its affiliates for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. The Distributor may compensate Service Agents in respect of distribution-related services with regard to the fund and/or shareholder services to the Service Agents' clients that hold Class A shares. Class C shares pay the Distributor for distributing its shares at an aggregate annual rate of ..75% of the value of the average daily net assets of Class C shares. The Distributor may pay one or more Service Agents for distribution-related services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares pay the Distributor for providing certain services to the holders of their shares, a fee at an annual rate of .25% of the value of the average daily net assets of Class C shares. Services include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and providing services related to the maintenance of shareholder accounts. The Distributor may make payments to certain Service Agents in respect of these services. During the period ended June 30, 2021, Class A and Class C shares were charged $152,796 and $18,991, respectively, pursuant to their Distribution Plans. During the period ended June 30, 2021, Class C shares were charged $6,330 pursuant to the Service Plan.

Under its terms, the Distribution Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plans or Service Plan.

(c) The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $692,397, Distribution Plans fees of $28,199 and Service Plan fees of $916, which are offset against an expense reimbursement currently in effect in the amount of $9,500.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2021, amounted to $676,007,940 and $613,239,368, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the LIBOR plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended June 30, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at June 30, 2021 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At June 30, 2021, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	442,938	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	442,938	-
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	442,938	-

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2021:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Barclays Capital	419,320		-	(419,320)		-
Goldman Sachs	23,618		-	-		23,618
Total	442,938		-	(419,320)		23,618

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2021:

Average Market Value ($)
Forward contracts	63,760,311

At June 30, 2021, accumulated net unrealized appreciation on investments inclusive of derivatives contracts was $45,480,942, consisting of $48,186,893 gross unrealized appreciation and $2,705,951 gross unrealized depreciation.

At June 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 24-25, 2021, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of high yield institutional funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional high yield funds (the “Performance Universe”), all for various periods ended December 31, 2020, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional high yield funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods except the two-year period when it was above the median, and below the Performance Universe median for all periods except the two- and four-year periods when it was above the median. The Board also considered that the fund’s yield performance was above the Performance Group and the Performance Universe medians for each of the ten one-year periods ended December 31st. The Board considered the relative proximity of the fund’s total return performance to the Performance Group and/or Performance Universe medians in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and the Expense Universe median actual management fee, but the fund’s total expenses were lower than the Expense Group median and the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser, or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising the separate account and/or other type of client portfolio that is considered to have similar investment strategies and policies as the fund (the “Similar Client”), and explained the nature of the Similar Client. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Client to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised or administered by the Adviser that are in the same Lipper category as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon High Yield Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DPLTX Class C: PTHIX Class I: DLHRX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 0029SA0621

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds III

By: /s/ David DiPetrillo

David DiPetrillo

President (Principal Executive Officer)

Date: August 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

David DiPetrillo

President (Principal Executive Officer)

Date: August 20, 2021

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: August 20, 2021

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)